UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22351
Build America Bond Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Build America Bond Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 99.5%(1)

Principal Amount
(000’s omitted)	Security	Value

Education — 4.7%

$100	University of Michigan, 5.513%, 4/1/30	$104,484
125	University of Minnesota, 5.768%, 2/1/30	127,019
100	University of Texas, 5.262%, 7/1/39	99,608
260	University of Virginia, 6.20%, 9/1/39	298,025

		$629,136

General Obligations — 39.4%

$125	California, 7.95%, 3/1/36	$136,710
140	California, 7.55%, 4/1/39	156,274
100	Chicago, IL, 6.207%, 1/1/36	102,233
115	Commonwealth of Massachusetts, 5.456%, 12/1/39	120,489
550	Connecticut, 5.632%, 12/1/29	580,338
250	Dallas, TX, 5.613%, 2/15/30	254,875
75	Denver, CO, City & County School District No 1, 5.664%, 12/1/33	77,054
200	Detroit, MI, City School District, 7.747%, 5/1/39	223,626
150	Florida State Board of Education, 5.90%, 6/1/39	151,778
125	Hawaii, 5.53%, 2/1/30	126,189
250	Howard, MD, 5.55%, 2/15/30	262,297
250	Kauai, HI, 5.763%, 8/1/33	259,550
400	Montgomery County, PA, 6.03%, 9/1/39	411,008
75	New Hampshire, 5.50%, 3/1/29	79,065
400	New York, NY, 5.985%, 12/1/36	416,048
100	Norfolk, VA, 5.962%, 3/1/31	103,039
250	Ohio, 5.462%, 9/1/30	256,557
200	Oxford, MI, 6.50%, 5/1/39	203,082
400	Santa Monica, CA, Community College District, 6.763%, 8/1/34	419,944
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	405,220
250	Texas, 5.517%, 4/1/39	264,100
250	Washington, 5.481%, 8/1/39	260,477

		$5,269,953

Lease Revenue / Certificates of Participation — 4.2%

$375	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$409,335
150	Virginia Public Building Authority, Public Facilities Revenue, 5.75%, 8/1/30	151,140

		$560,475

Other Revenue — 3.9%

$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$260,945
250	Florida State Board of Education, 6.584%, 7/1/29	261,950

		$522,895

Public Power — 7.7%

$350	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	$368,900
250	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	255,562
400	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	407,524

		$1,031,986

Special Tax Revenue — 9.2%

$400	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, 5.491%, 11/1/39	$401,224
125	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	127,850
100	District of Columbia, 5.591%, 12/1/34	102,440
125	Massachusetts School Building Authority, 5.715%, 8/15/39	129,398
450	New York Urban Development Corp., 5.77%, 3/15/39	463,936

		$1,224,848

Transportation — 7.7%

$100	Maryland Transportation Authority, 5.888%, 7/1/43	$104,155
420	New Jersey Turnpike Authority, 7.414%, 1/1/40	513,320
250	Oregon Department of Transportation, 5.834%, 11/15/34	264,300
150	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	151,471

		$1,033,246

Water and Sewer — 22.7%

$250	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$257,027
315	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	331,427
125	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	131,539
400	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	426,160
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	104,815
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	388,611
400	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	408,188
350	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	362,467

See notes to financial statements

Build America Bond Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$200	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	$208,154
150	San Diego County, CA, Water Authority, 6.138%, 5/1/49	156,155
250	Washington County, OR, Clean Water Services, 5.801%, 10/1/35	261,630

		$3,036,173

Total Taxable Municipal Securities — 99.5%
(identified cost $12,849,707)		$13,308,712

Other Assets, Less Liabilities — 0.5%		$63,951

Net Assets — 100.0%		$13,372,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2010, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.7%
New York	10.1%
Others, representing less than 10% individually	76.7%

During the period ended April 30, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the period ended April 30, 2010 was $305 and $0, respectively.

(1)	Build America Bonds.

See notes to financial statements

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $12,849,707)	$13,308,712
Cash	16,701
Interest receivable	181,247
Receivable from affiliate	7,931

Total assets	$13,514,591

Liabilities

Payable for investments purchased	$85,879
Payable to affiliates:
Investment adviser fee	6,764
Trustees’ fees	50
Accrued expenses	49,235

Total liabilities	$141,928

Net Assets applicable to investors’ interest in Portfolio	$13,372,663

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$12,913,658
Net unrealized appreciation	459,005

Total	$13,372,663

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest	$131,922
Interest allocated from affiliated investments	731
Expenses allocated from affiliated investments	(426)

Total investment income	$132,227

Expenses

Investment adviser fee	$15,425
Trustees’ fees and expenses	340
Custodian fee	18,984
Legal and accounting services	34,654
Miscellaneous	5,512

Total expenses	$74,915

Deduct —
Allocation of expenses to affiliates	$56,986

Total expense reductions	$56,986

Net expenses	$17,929

Net investment income	$114,298

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions allocated from affiliated investments	$58

Net realized gain	$58

Change in unrealized appreciation (depreciation) —
Investments	$459,005

Net change in unrealized appreciation (depreciation)	$459,005

Net realized and unrealized gain	$459,063

Net increase in net assets from operations	$573,361

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$114,298
Net realized gain from investment transactions	58
Net change in unrealized appreciation (depreciation) from investments	459,005

Net increase in net assets from operations	$573,361

Capital transactions —
Contributions	$13,850,598
Withdrawals	(1,151,306)

Net increase from capital transactions	$12,699,292

Net increase in net assets	$13,272,653

Net Assets

At beginning of period	$100,010

At end of period	$13,372,663

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

See notes to financial statements

Build America Bond Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.70	%(2)(3)
Net investment income	4.36	%(2)
Portfolio Turnover	0	%(4)

Total Return	6.57	%(4)

Net assets, end of period (000’s omitted)	$13,373

(1)	For the period from the start of business, November 17, 2009, to April 30, 2010.

(2)	Annualized.

(3)	The investment adviser subsidized certain operating expenses equal to 2.17% of average daily net assets for the period from the start of business, November 17, 2009, to April 30, 2010.

(4)	Not annualized.

See notes to financial statements

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Build America Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on October 19, 2009 and remained inactive until November 17, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Build America Bond Fund held an interest of 99.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities purchased with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from November 17, 2009 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $1 billion, and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended April 30, 2010, the Portfolio’s investment adviser fee totaled $15,744 of which $319 was allocated from Cash Management Portfolio and $15,425 was paid or accrued directly by the Portfolio. For the period ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.60% (annualized) of the Portfolio’s average daily net assets. In addition, pursuant to voluntary expense reimbursement, BMR was allocated $56,986 of the Portfolio’s operating expenses for the period ended April 30, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the period ended April 30, 2010 aggregated $12,850,291 and $0, respectively.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Build America Bond Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Aggregate cost	$12,850,525

Gross unrealized appreciation	$458,187
Gross unrealized depreciation	—

Net unrealized appreciation	$458,187

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended April 30, 2010.

6   Liquidity Risk

The ability of municipalities to issue Build America Bonds expires on December 31, 2010. If this ability is not extended beyond that date, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$–	$13,308,712	$–	$13,308,712

Total Investments	$–	$13,308,712	$–	$13,308,712

Eaton Vance Build America Bond Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Build America Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Build America Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”). The Board reviewed information furnished for the October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio;
•	Comparative information concerning fees charged by the Adviser and its affiliates for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by EVM and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the advisory agreement.

Eaton Vance Build America Bond Fund

CONSIDERATIONS RELATING TO BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in income securities, including municipal bonds. The Board noted the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Portfolio to share such benefits equitably.

Eaton Vance Build America Bond Fund

OFFICERS AND TRUSTEES

Eaton Vance Build America Bond Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Daniel R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Build America Bond Fund

OFFICERS AND TRUSTEES CONT’D

Build America Bond Portfolio

Officers
Cynthia J. Clemson
President

Craig R. Brandon
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Build America Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Build America Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Build America Bond Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

4595-6/10	BABSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Build America Bond Portfolio

By:	/s/ Cynthia Clemson
Cynthia Clemson
President

Date:	June 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia Clemson
Cynthia Clemson
President

Date:	June 11, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 11, 2010